UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 96.5%
Certificates of Deposit — 28.5%
Citibank NA 0.20% due 08/27/2014	$17,250,000	$17,250,000
Deutsche Bank AG NY FRS 0.53% due 03/27/2015	17,250,000	17,250,000
Nordea Bank AB 0.21% due 09/09/2014	14,290,000	14,276,579
Nordea Bank Finland PLC NY 0.21% due 09/05/2014	14,300,000	14,300,000
Rabobank Nederland NV NY FRS 0.28% due 09/03/2014	5,950,000	5,950,000
Rabobank Nederland NV NY FRS 0.28% due 12/23/2014	13,500,000	13,500,000
Rabobank Nederland NV NY FRS 0.28% due 02/05/2015	14,250,000	14,250,000
Royal Bank of Canada NY FRS 0.26% due 10/17/2014	5,500,000	5,500,000
Royal Bank of Canada NY FRS 0.28% due 06/17/2014	14,150,000	14,150,606
Royal Bank of Canada NY FRS 0.33% due 04/04/2014	13,500,000	13,500,000
Svenska Handelsbanken NY 0.21% due 05/27/2014	16,200,000	16,200,126
Svenska Handelsbanken NY FRS 0.41% due 11/17/2014	13,000,000	13,014,276
UBS AG Stamford CT FRS 0.23% due 10/24/2014	17,250,000	17,250,000
Wells Fargo Bank NA FRS 0.21% due 12/01/2014	14,500,000	14,500,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	17,170,000	17,170,000

Total Certificates of Deposit (amortized cost $208,061,587)		208,061,587

Commercial Paper — 10.9%
BNP Paribas Finance, Inc. 0.07% due 04/01/2014	17,400,000	17,400,000
BNP Paribas Finance, Inc. 0.07% due 04/03/2014	17,250,000	17,249,933
Credit Agricole North America, Inc. 0.10% due 04/03/2014	17,250,000	17,249,904
General Electric Capital Corp. 2.15% due 01/09/2015	11,500,000	11,666,362
State Street Corp. 0.19% due 07/08/2014	16,000,000	15,991,725

Total Commercial Paper (amortized cost $79,557,924)		79,557,924

Medium Term Notes — 2.6%
General Electric Capital Corp. FRS 0.87% due 04/07/2014	9,750,000	9,751,134
General Electric Capital Corp. FRS 0.94% due 04/24/2014	5,000,000	5,002,459
JPMorgan Chase & Co. FRS 0.98% due 05/02/2014	4,250,000	4,252,480

Total Medium Term Notes (amortized cost $19,006,073)		19,006,073

U.S. Corporate Bonds & Notes — 6.0%
Bank of America NA 0.21% due 05/07/2014	15,000,000	15,000,000
Bank of America NA 0.25% due 06/03/2014	17,200,000	17,200,900
JPMorgan Chase Bank NA FRS 0.35% due 04/07/2015(2)	11,400,000	11,400,000

Total U.S. Corporate Bonds & Notes (amortized cost $43,600,900)		43,600,900

U.S. Government Agencies — 34.1%
Agency for International Development Panama FRS 0.59% due 05/15/2015(2)	412,624	412,781
Federal Farm Credit Bank 0.09% due 03/30/2015(2)	11,200,000	11,199,446
Federal Farm Credit Bank FRS
0.06% due 05/13/2014	5,500,000	5,499,741
0.09% due 07/01/2014	5,600,000	5,599,645
0.09% due 12/17/2014	14,300,000	14,299,459
0.10% due 11/24/2014	14,400,000	14,400,512
0.12% due 06/03/2014	700,000	700,036
0.12% due 06/06/2014	1,200,000	1,200,066
0.13% due 07/23/2014	2,750,000	2,750,522
0.13% due 02/23/2015	15,000,000	14,999,255
0.18% due 09/29/2014	8,750,000	8,753,519
0.25% due 05/21/2014	2,300,000	2,300,542
0.25% due 06/11/2014	15,900,000	15,904,152
0.26% due 07/14/2014	1,600,000	1,600,693
0.28% due 10/14/2014	5,700,000	5,705,562
Federal Home Loan Bank
0.05% due 05/07/2014	6,500,000	6,499,664
0.06% due 04/01/2014	18,000,000	18,000,000
0.07% due 04/17/2014	6,500,000	6,499,798
0.10% due 08/04/2014	7,000,000	6,999,744
0.12% due 04/29/2014	14,450,000	14,448,651
0.15% due 09/16/2014	7,350,000	7,344,855
0.18% due 06/19/2014	7,700,000	7,696,959
0.18% due 06/26/2014	6,500,000	6,497,205
Federal Home Loan Bank FRS
0.09% due 08/22/2014	13,000,000	12,999,013
0.09% due 09/02/2014	11,500,000	11,499,757
0.10% due 06/06/2014	500,000	499,996
0.11% due 04/01/2014	4,750,000	4,750,000
0.13% due 06/25/2014	11,500,000	11,501,406
Federal National Mtg. Assoc.
0.11% due 07/02/2014	14,400,000	14,395,952
2.50% due 05/15/2014	4,000,000	4,011,152
Federal National Mtg. Assoc. FRS 0.36% due 06/23/2014	9,600,000	9,605,470

Total U.S. Government Agencies (amortized cost $248,575,553)		248,575,553

U.S. Government Treasuries — 14.4%
United States Treasury Bills
0.01% due 04/17/2014	14,000,000	13,999,923
0.02% due 04/03/2014	27,500,000	27,499,984
0.02% due 04/17/2014	29,000,000	28,999,729
0.06% due 04/17/2014	17,500,000	17,499,572
0.09% due 04/24/2014	17,250,000	17,249,008

Total U.S. Government Treasuries (amortized cost $105,248,216)		105,248,216

Total Short-Term Investment Securities — 96.5% (amortized cost $704,050,253)		704,050,253

REPURCHASE AGREEMENT — 3.4%
State Street Bank and Trust Co. Joint Repurchase Agreement (amortized cost $25,110,000)(1)	25,110,000	25,110,000

TOTAL INVESTMENTS — (amortized cost $729,160,253) (3)	99.9%	729,160,253
Other assets less liabilities	0.1	864,804

NET ASSETS	100.0%	$730,025,057

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	The security’s effective maturity date is less than one year.
(3)	At March 31, 2014, the cost of securities for federal income tax purposes was the same for book purposes.

FRS—Floating Rate Securities

The rates shown on FRS are the current interest rates as of March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	34.1%
Foreign Banks	17.5
U.S. Government Treasuries	14.4
Money Center Banks	9.1
Commercial Banks-Canadian	4.5
Super-Regional Banks-US	4.4
Domestic Bank	4.3
Finance	3.6
Repurchase Agreement	3.4
Diversified Financial Services	2.4
Commercial Banks	2.2

99.9%

*	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$208,061,587	$—	$208,061,587
Commercial Paper	—	79,557,924	—	79,557,924
Medium Term Notes	—	19,006,073	—	19,006,073
U.S. Corporate Bonds & Notes	—	43,600,900	—	43,600,900
U.S. Government Agencies	—	248,575,553	—	248,575,553
U.S. Government Treasuries	—	105,248,216	—	105,248,216
Repurchase Agreement	—	25,110,000	—	25,110,000

Total	$—	$729,160,253	$—	$729,160,253

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2014 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“Board”).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the SunAmerica Money Market Fund’s (the “Fund”) net assets as of March 31, 2014 are reported on a schedule following the Portfolio of Investments.

Portfolio securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, the Board has adopted procedures intended to stabilize the Funds’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from the Funds’ amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2014, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co:

	Percentage Ownership	Principal Amount
Money Market Fund	12.80%	$25,110,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated March 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $196,232,000, a repurchase price of $196,232,000, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	0.11%	03/05/2015	$50,000,000	$49,950,000
U.S. Treasury Notes	0.75	06/15/2014	10,000,000	10,037,500
U.S. Treasury Notes	0.75	12/31/2017	3,175,000	3,115,469
U.S. Treasury Notes	2.00	02/28/2021	139,790,000	137,055,009

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	May 29, 2014